BUSINESS COMBINATION (Schedule of identified intangible assets and estimated useful lives) (Details) - SBS [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 53,417
Backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 7,883
Average expected useful life	1 year 3 months
Customer Contracts [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 28,589
Average expected useful life	8 years
Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 16,945
Average expected useful life	7 years